Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2016
Related party transactions and balances [Abstract]
Schedule of name of related parties and relationship with the Group
Name of related parties	Relationship with the Group
Ctrip Investment Holding Co., Ltd. (“Ctrip”)	one board director of the Group
JD.com, Inc. (“JD”)	one board director of the Group
HNA Tourism Holdings Group Co., Ltd. (“HNA”)	two board directors of the Group

Schedule of balance with related parties
	As of December 31,
	2015	2016
	RMB	RMB	US$ (Note 2(d))
Current:
Due from Ctrip	59,142	30,668	4,417
Due from JD	862	3,374	486
Prepayment to HNA	—	356,288	51,316
Total	60,004	390,330	56,219

Non-current:
Prepayment to HNA	—	64,902	9,348

Current:
Due to Ctrip	28,669	32,526	4,685
Due to JD	93	—	—
Total	28,762	32,526	4,685